Note 2 - Loans and Allowance for Credit Losses (Details Textual) Pure in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Loans Receivable with Variable Rates of Interest	$ 2,546,325,000	$ 1,916,960,000
Loans Receivable with Fixed Rates of Interest	621,437,000	578,978,000
Financing Receivable, before Allowance for Credit Loss, Fee and Loan in Process	3,167,762,000	2,495,938,000
Financing Receivable, Nonaccrual	0	$ 0
Financing Receivable, Nonaccrual of Interest, Number of Loans		0
Interest Income, Operating, Total	$ 0	$ 0
Financing Receivable, Troubled Debt Restructuring, Subsequent Default, Number of Contracts	0
Mortgage Loans in Process of Foreclosure, Amount	$ 11,000	262,000
Loans and Leases Receivable, Related Parties, Ending Balance	6,859,000	5,725,000	$ 7,675,000
Loans Originated Into Secondary Market	106,601,000	215,813,000	213,483,000
Gain (Loss) on Sale of Mortgage Loans	2,973,000	9,997,000	$ 9,560,000
Loans Sold With Recourse In Secondary Market	84,162,000	165,061,000
Nonperforming Financial Instruments [Member]
Potential Problem Loans	6,400,000	7,700,000
Commercial Portfolio Segment [Member] | SBA CARES Act Paycheck Protection Program [Member]
Financing Receivable, before Allowance for Credit Loss, Fee and Loan in Process	89,000	5,000,000.0
Consumer Portfolio Segment [Member]
Financing Receivable, before Allowance for Credit Loss, Fee and Loan in Process	93,332,000	74,643,000
Financing Receivable, Nonaccrual	$ 0	0
Collateral Dependent Loans [Member]
Financing Receivable, Nonaccrual		$ 0
Minimum [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, Amortization Period (Year)	15 years
Financing Receivable, Maturity Period (Year)	5 years
Minimum [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Maturity Period (Year)	1 year
Maximum [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, Amortization Period (Year)	30 years
Financing Receivable, Maturity Period (Year)	15 years
Maximum [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Maturity Period (Year)	5 years